UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

Registrant's telephone number, including area code: 952.767.2920

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record.

LoCorr Managed Futures Strategy Fund (the “Fund”) did not vote any proxies during the period from the Fund’s inception, March 22, 2011, through June 30, 2011.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LoCorr Investment Trust

By (Signature and Title)* /s/ Kevin Kinzie
          Kevin Kinzie, President

Date 7/1/11

* Print the name and title of each signing officer under his or her signature.